Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Wuxi Huayang (Detail) (Wuxi Huayang, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 01, 2007
Business Acquisition [Line Items]
Goodwill	$ 401
Deferred tax liabilities	(36)
Noncontrolling interest	112
Total consideration	779
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	213
Estimated useful lives	3 years 6 months
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	74
Estimated useful lives	1 year 3 months 18 days
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 15
Estimated useful lives	5 years